Share Capital - Details of Outstanding Options (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options at December 31, 2016	5,985,454	8,071,056	9,465,372
Weighted Average Price of Outstanding Options	CAD 4.78	CAD 4.86	CAD 4.63
Exercisable Options at December 31, 2016	5,617,312	7,062,972	6,760,992
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	CAD 2.84
Upper Range of Exercise Price	CAD 3.00
Outstanding Options at December 31, 2016	246,477
Remaining Term of Options in Years	5 years 6 months 29 days
Weighted Average Price of Outstanding Options	CAD 2.84
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	3.01
Upper Range of Exercise Price	CAD 4.00
Outstanding Options at December 31, 2016	757,167
Remaining Term of Options in Years	2 years 11 months 5 days
Weighted Average Price of Outstanding Options	CAD 3.43
Exercisable Options at December 31, 2016	660,502
Weighted Average Price of Exercisable Options	CAD 3.44
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	4.01
Upper Range of Exercise Price	CAD 5.00
Outstanding Options at December 31, 2016	1,500,800
Remaining Term of Options in Years	2 years 2 months 9 days
Weighted Average Price of Outstanding Options	CAD 4.45
Exercisable Options at December 31, 2016	1,475,800
Weighted Average Price of Exercisable Options	CAD 4.46
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	5.01
Upper Range of Exercise Price	CAD 6.00
Outstanding Options at December 31, 2016	3,481,010
Remaining Term of Options in Years	7 months 6 days
Weighted Average Price of Outstanding Options	CAD 5.36
Exercisable Options at December 31, 2016	3,481,010
Weighted Average Price of Exercisable Options	CAD 5.36
Exercise Price, Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	2.84
Upper Range of Exercise Price	CAD 6.00
Outstanding Options at December 31, 2016	5,985,454
Remaining Term of Options in Years	1 year 6 months
Weighted Average Price of Outstanding Options	CAD 4.78
Exercisable Options at December 31, 2016	5,617,312
Weighted Average Price of Exercisable Options	CAD 4.89